Common Stock - Additional Information (Detail) (USD $)	12 Months Ended	9 Months Ended
	Dec. 31, 2013 Vote	Sep. 30, 2013	Sep. 30, 2014	Dec. 31, 2012
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common stock, shares authorized	115,000,000		115,000,000	100,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Votes entitled to, per share	1
Dividends declared	$ 0
Shares of common stock reserved	16,726,699
Common Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Reacquired and retired restricted common stock	(6,635)
Common Stock [Member] | Restricted Stock [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Reacquired and retired restricted common stock	6,635	6,635